Schedule of Long-Term Debt (Details) (Parenthetical)						1 Months Ended	6 Months Ended
	Feb. 15, 2024 USD ($) Integer	Sep. 14, 2023 USD ($)	Mar. 13, 2023 USD ($)	Dec. 20, 2021 USD ($)	Jul. 08, 2020 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jul. 30, 2024	Jul. 29, 2024	Jun. 28, 2024 USD ($)	Mar. 23, 2023 USD ($)
Konkar Ormi [Member]
Debt Instrument [Line Items]
Interest rate margin							2.35%
Loan outstanding balance							$ 16,500,000
Frequency of periodic payments							13 quarterly installments
Installment payment							$ 300,000
Loan balloon payment							$ 12,600,000
Long term debt balloon payment year							2028-09
Minimum cash deposits		$ 800,000
Debt to market value of adjusted assets maximum ratio		75.00%
Minimum security collateral cover required		130.00%
Purchase amount		$ 28,500,000
Fund payment		$ 19,000,000.0
Percentage of valuation amount		65.00%
Konkar Asteri [Member]
Debt Instrument [Line Items]
Interest rate margin							2.35%
Loan outstanding balance							$ 13,000,000
Frequency of periodic payments							15 quarterly installments
Installment payment							$ 300,000
Loan balloon payment							$ 8,500,000
Long term debt balloon payment year							2029-02
Minimum cash deposits	$ 350,000
Debt to market value of adjusted assets maximum ratio	75.00%
Minimum security collateral cover required	125.00%
Vessel capacity | Integer	82,013
Purchase price	$ 26,625,000
Secured debt	$ 14,500,000
Konkar Venture [Member]
Debt Instrument [Line Items]
Interest rate margin							2.15%
Loan outstanding balance							$ 15,240,000
Frequency of periodic payments							16 quarterly installments
Installment payment							$ 315,000
Loan balloon payment							$ 10,200,000
Long term debt balloon payment year							2029-06
Minimum cash deposits						$ 300,000
Debt to market value of adjusted assets maximum ratio						75.00%
Minimum security collateral cover required						130.00%
Loan amount drew down										$ 16,500,000
Minimum cash and cash equivalents						$ 2,000,000
Debt to market value of adjusted assets minimum required ratio						3.00%
Tenthone Corp [Member]
Debt Instrument [Line Items]
Payment of loans			$ 11,500,000
Loan outstanding balance							$ 12,200,000
Frequency of periodic payments							11 quarterly installments
Installment payment							$ 300,000
Loan balloon payment							$ 8,900,000
Long term debt balloon payment year							2028-03
Minimum cash deposits			$ 900,000
Debt to market value of adjusted assets maximum ratio			75.00%
Minimum security collateral cover required			130.00%
Loan amount drew down			$ 15,500,000
Minimum cash and cash equivalents			$ 2,000,000
Debt to market value of adjusted assets minimum required ratio			3.00%
Tenthone Corp [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum cash deposits			$ 500,000
Fourthone [Member]
Debt Instrument [Line Items]
Payment of loans				$ 7,320,000
Loan amount drew down				7,320,000
Eleventhone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits				$ 750,000
Debt to market value of adjusted assets maximum ratio				75.00%
Minimum security collateral cover required				125.00%
Loan amount drew down				$ 21,680,000
Reduced minimum cash deposits				$ 500,000
Eleventhone Corp [Member] | Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Interest rate margin								2.40%	3.15%
Loan outstanding balance							$ 14,800,000
Frequency of periodic payments							6 consecutive quarterly installments
Installment payment							$ 431.67
Loan balloon payment							12,210,000
Prepaid amount											$ 750,000
Secured Loan Agreement [Member] | Seventhone Corp [Member]
Debt Instrument [Line Items]
Secured loan amount					$ 15,250,000
Payment of loans					11,293,000
Interest rate margin								2.40%	3.35%
Loan outstanding balance							$ 9,550,000
Frequency of periodic payments							17 consecutive quarterly installments
Installment payment							$ 300,000
Loan balloon payment							$ 4,450,000
Long term debt balloon payment year							2029-07
Minimum cash deposits					$ 500,000
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					125.00%